Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss		$ (2,965)	$ (3,515)	$ (6,433)	$ (8,393)	$ (6,509)
Adjustments to reconcile loss to net cash used:
Depreciation of property, plant and equipment		7	12	19	18	16
Share-based payment		424	95	192	309	109
Decrease in severance pay, net					(152)	5
Changes in fair value of warrants liability exercisable into shares			(395)	(72)	(232)	80
Changes in fair value of long-term investment		(912)		5
Gain from sale of investment in previously consolidated subsidiaries (a)				(769)
Exchange differences on balances of cash and cash equivalents		(78)	(90)	83	82	13
Adjustments for reconcile profit loss		(559)	(378)	(542)	25	223
Working capital adjustments:
Decrease (increase) in accounts receivable, prepaid expenses and lease deposit		(127)	(1,126)	(2,907)	(1,397)	332
Increase (decrease) in trade payable		242	(530)	293	816	187
Increase (decrease) in deferred revenues		1,583	(136)	(289)	335	1,130
Increase (decrease) in other accounts payable		(300)	(32)	906	(100)	(178)
Adjustments for working capital		1,398	(1,824)	(1,997)	(346)	1,471
Net cash used in operating activities		(2,126)	(5,717)	(8,972)	(8,714)	(4,815)
Cash flows from investing activities:
Purchase of property, plant and equipment		(4)	(7)	(7)	(10)	(42)
Proceeds from sale of property, plant and equipment	[1]
Proceeds from sale of investments in previously consolidated subsidiaries (a)				(22)
Net cash used in investing activities		(4)	(7)	(29)	(10)	(42)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses		4,387	4,379	4,474		12,511
Net cash provided by financing activities		4,387	4,379	4,474		12,511
Exchange differences on balances of cash and cash equivalents		78	90	(83)	(82)	(13)
Increase (decrease) in cash and cash equivalents		2,335	(1,255)	(4,610)	(8,806)	7,641
Cash and cash equivalents at the beginning of the year		3,505	8,115	8,115	16,921	9,280
Cash and cash equivalents at the end of the year		5,840	6,860	3,505	8,115	16,921
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes				29	29	5
Cash received during the year for interest		$ 15	$ 21	$ 69	$ 89	$ 22

[1]	Represents an amount less than USD 1.